Expense Example (American Growth-Income Trust, USD $)	12 Months Ended
May 01, 2011
Series I, American Growth-Income Trust
Expense Example:
Year 1	$ 93
Year 3	290
Year 5	504
Year 10	1,120
Series II, American Growth-Income Trust
Expense Example:
Year 1	108
Year 3	337
Year 5	585
Year 10	1,294
Series III, American Growth-Income Trust
Expense Example:
Year 1	57
Year 3	179
Year 5	313
Year 10	$ 701